VIRTUS Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—53.9%
U.S. Treasury Notes
0.125%, 8/15/23	$ 846	$ 844
0.125%, 12/15/23	2,109	2,099
0.375%, 4/15/24	2,387	2,384
0.375%, 8/15/24	1,545	1,540
Total U.S. Government Securities (Identified Cost $6,878)		6,867

Mortgage-Backed Securities—13.3%
Agency—7.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KJ27, A1 2.092%, 7/25/24	230	235
Federal Home Loan Mortgage Corp. REMIC
4309, B 3.000%, 8/15/39	29	29
4612, HA 2.500%, 5/15/41	40	40
Federal National Mortgage Association REMIC
2014-74, AE 3.000%, 9/25/40	99	102
2017-33, DA 3.500%, 7/25/43	60	61
2018-76, NA 3.500%, 7/25/43	288	293
Government National Mortgage Association II 2013-23, VU 2.500%, 11/20/42	183	190
		950

Non-Agency—5.8%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(1)	143	148
COMM Mortgage Trust
2013-WWP, D 144A 3.898%, 3/10/31(1)	170	177
2012-CR2, A3 144A 2.841%, 8/15/45(1)	93	93
2012-CR5, A3 2.540%, 12/10/45	73	75
2013-CR7, A4 3.213%, 3/10/46	111	114
FRESB Mortgage Trust 2016-SB17, A5H (1 month LIBOR + 0.700%) 0.783%, 5/25/36(2)	36	36
Goldman Sachs Mortgage Securities Corp. II 2012-BWTR, A 144A 2.954%, 11/5/34(1)	100	102
		745

Total Mortgage-Backed Securities (Identified Cost $1,677)		1,695

Asset-Backed Securities—2.5%
Credit Card—1.7%
CARDS II Trust 2021-1A, A 144A 0.602%, 4/15/27(1)	150	150
	Par Value	Value

Credit Card—continued
Discover Card Execution Note Trust 2019-A3, A 1.890%, 10/15/24	$ 65	$ 66
		216

Student Loan—0.8%
SLM Student Loan Trust 2005-7, A4 (3 month LIBOR + 0.150%) 0.275%, 10/25/29(2)	104	103
Total Asset-Backed Securities (Identified Cost $318)		319

Corporate Bonds and Notes—30.0%
Communication Services—2.2%
AT&T, Inc. 0.900%, 3/25/24	282	282
Consumer Discretionary—2.4%
Ford Motor Co. 8.500%, 4/21/23	145	159
Hyatt Hotels Corp. 1.800%, 10/1/24	84	84
Ralph Lauren Corp. 1.700%, 6/15/22	61	62
		305

Consumer Staples—0.9%
7-Eleven, Inc. 144A 0.800%, 2/10/24(1)	107	107
Energy—4.6%
EOG Resources, Inc. 2.625%, 3/15/23	116	119
HollyFrontier Corp. 2.625%, 10/1/23	119	123
Marathon Petroleum Corp. 4.500%, 5/1/23	160	169
Pioneer Natural Resources Co. 0.750%, 1/15/24	179	179
		590

Financials—6.2%
Barclays plc 1.007%, 12/10/24	200	201
General Motors Financial Co., Inc. 1.700%, 8/18/23	125	127
Goldman Sachs Group, Inc. (The) 0.657%, 9/10/24	205	205
Hyundai Capital America 144A 0.875%, 6/14/24(1)	120	119
State Street Corp. 2.825%, 3/30/23	135	137
		789

Health Care—1.8%
AbbVie, Inc. 2.300%, 11/21/22	117	119
See Notes to Schedule of Investments

VIRTUS Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Bristol-Myers Squibb Co. 2.600%, 5/16/22	$ 104	$ 106
		225

Industrials—4.5%
Boeing Co. (The) 4.508%, 5/1/23	378	400
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(1)	162	169
		569

Information Technology—2.9%
Fidelity National Information Services, Inc. 0.375%, 3/1/23	136	136
Skyworks Solutions, Inc. 0.900%, 6/1/23	235	236
		372

Materials—2.6%
Avery Dennison Corp. 0.850%, 8/15/24	115	115
Martin Marietta Materials, Inc. 0.650%, 7/15/23	98	98
Newmont Corp. 3.700%, 3/15/23	111	115
		328

Utilities—1.9%
Pacific Gas and Electric Co. 1.750%, 6/16/22	123	123
Southern Co. (The) 2.950%, 7/1/23	119	123
		246

Total Corporate Bonds and Notes (Identified Cost $3,750)		3,813

Total Long-Term Investments—99.7% (Identified Cost $12,623)		12,694

	Shares	Value
Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	53,610	$ 54
Total Short-Term Investment (Identified Cost $54)		54

TOTAL INVESTMENTS—100.1% (Identified Cost $12,677)		$12,748
Other assets and liabilities, net—(0.1)%		(11)
NET ASSETS—100.0%		$12,737

Abbreviations:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $1,065 or 8.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$319	$—	$319
Corporate Bonds and Notes	3,813	—	3,813
Mortgage-Backed Securities	1,695	—	1,695
U.S. Government Securities	6,867	—	6,867
Money Market Mutual Fund	54	54	—
Total Investments	$12,748	$54	$12,694
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX SHORT-TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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